LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Numerator [Abstract]
Net loss attributable to ordinary shareholders		$ (1,094,464)	$ (1,179,010)
Denominator [Abstract]
Weighted-average number of shares outstanding-basic and diluted (in shares)		471,375,477	428,606,948
Basic and diluted (in dollars per share)		$ (2.32)	$ (2.75)
Loss Per Share [Abstract]
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Loss Per Share [Abstract]
Number of shares issued to share depositary bank to settle share incentive awards (in shares)		4,000,000	6,000,000
Consideration received for this issuance shares issued to share depositary bank		$ 0	$ 0
Settlement of share incentives with shares held by depositary bank (in shares)		4,504,376	5,119,481